Convertible Preferred Stock Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Equity [Abstract]
Convertible Preferred Stock Warrants

5. Convertible Preferred Stock Warrants

In connection with the convertible note purchase agreements (“2010 Notes”), the Company issued convertible preferred stock warrants equal to 20% of the shares issuable upon conversion of the 2010 Notes. Using an option pricing model with a volatility of 85%, term of 1.75 years and a risk-free interest rate of 0.53%, the fair value of the warrants was determined to be approximately $233,000 and was recorded as warrant liability and a debt discount against the 2010 Notes and amortized to interest expense over the term of the 2010 Notes. The convertible preferred stock warrants were exercised in 2012 for 2.0 million shares of Series B convertible preferred stock at an exercise price of $900,000.

In connection with the convertible note purchase agreements (“2012 Notes”), the Company issued convertible preferred stock warrants equal to 20% of the shares issuable on conversion of the 2012 Notes. The convertible preferred stock warrants were exercisable into shares of the same class of convertible preferred stock issued upon conversion of the related 2012 Notes. The convertible preferred stock warrants had a five-year term and an expiration date of October 12, 2017. The estimated fair value of these warrants of $433,000 at issuance was recorded as a debt discount on the 2012 Notes, and amortized to interest expense using the effective interest method through the original maturity date in 2013. The convertible preferred stock warrants were valued using an option pricing model with a risk-free interest rate of 0.21%, volatility of 90%, and an expected life equal to 1.5 years. As of December 31, 2013, the fair value of the warrants was estimated to be $474,000.

The 2012 warrants remained unexercised as of December 31, 2013. The terms of the warrants provided that they would expire at the earlier of (i) the closing of an initial public offering, (ii) a sale of the company or (iii) October 12, 2017; provided that if a holder of the warrants does not notify us of the holder’s intent to exercise or not to exercise the warrant prior to the expiration date, and the fair market value of the underlying shares on the expiration date is greater than the exercise price, then the holder will be deemed to have net exercised the warrant immediately prior to the expiration date. Upon the closing of our IPO, the warrants were exercised for a total of 158,179 shares of our common stock.

Prior to the IPO in March 2014, the Company had outstanding warrants which were classified as a liability and remeasured to fair value each reporting period. The Company had estimated the fair value of these liabilities using an option pricing model and assumptions that were based on the individual characteristics of the warrants on the valuation date, as well as assumptions for expected volatility, expected life, dividends, and risk-free interest rate. Immediately prior to the completion of the Company’s IPO in March 2014, all of the warrants were either exercised for cash or automatically net exercised for a total issuance of 158,179 shares of common stock, pursuant to the terms of the warrants. Just prior to the exercises, all outstanding warrants, covering 173,910 shares, were remeasured using the intrinsic value of the warrant computed as the difference between the $21.00 per share IPO price and the $5.17 per share exercise price of the warrant. The remeasurement of the fair value of these warrants from December 31, 2013 through the date of the conversion to a common stock warrant and following exercise resulted in a $2.3 million expense recorded to other income (expense), net in our condensed statement of operations. The resulting fair value of approximately $2.8 million was reclassified to additional paid in capital upon completion of the IPO.

The assumptions used to value the convertible preferred stock warrants were as follows:

December 31, 2013
Expected term (in years)	1.1
Expected volatility	75.00%
Risk-free interest rate	13.00%
Dividend yield	0%

6. Convertible Preferred Stock Warrants

In connection with the 2010 Notes, the Company issued convertible preferred stock warrants equal to 20% of the shares issuable upon conversion of the 2010 Notes. Using an option pricing model with a volatility of 85%, term of 1.75 years and a risk-free interest rate of 0.53%, the fair value of the warrants was determined to be approximately $233,000 and was recorded as warrant liability and a debt discount against the 2010 Notes and amortized to interest expense over the term of the 2010 Notes. The convertible preferred stock warrants were exercised in 2012 for 2.0 million shares of Series B convertible preferred stock at an exercise price of $900,000.

In connection with the 2012 Notes, the Company issued convertible preferred stock warrants equal to 20% of the shares issuable on conversion of the 2012 Notes. The convertible preferred stock warrants are exercisable into shares of the same class of convertible preferred stock issued upon conversion of the related 2012 Notes. The convertible preferred stock warrants have a five year term and expire on October 12, 2017. The estimated fair value of these warrants of $433,000 at issuance was recorded as a debt discount on the 2012 Notes, and amortized to interest expense using the effective interest method through the original maturity date in 2013. The convertible preferred stock warrants were valued using an option pricing model with a risk free interest rate of 0.21%, volatility of 90%, and an expected life equal to 1.5 years. As of December 31, 2013, the fair value of the warrants was estimated to be $474,000.

The 2012 warrants remain unexercised as of December 31, 2013. The warrants expire at the earlier of (i) the closing of an initial public offering, (ii) a sale of the company or (iii) October 12, 2017; provided that if a holder of the warrants does not notify us of the holder’s intent to exercise or not to exercise the warrant prior to the expiration date, and the fair market value of the underlying shares on the expiration date is greater than the exercise price, then the holder will be deemed to have net exercised the warrant immediately prior to the expiration date.

The assumptions used to value the convertible preferred stock warrants were as follows:

	Year Ended December 31,
	2012	2013

Expected term (in years)	1.5	1.1
Expected volatility	90.00%	75.00%
Risk-free interest rate	0.21%	0.13%
Dividend yield	0%	0%